Schwab Funds®
101 Montgomery Street
San Francisco, CA 94104
June 29, 2009
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Schwab Investments File Nos. 33-37459 and 811-6200
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectus and Statement of Additional Information, dated June 28, 2009 for the Schwab Global Real Estate Fund do not differ from those filed in the most recent Post-Effective Amendment No.80, which was filed electronically.

Sincerely,
/s/ Christine Pierangeli
Christine Pierangeli
Corporate Counsel Charles Schwab Investment Management, Inc.